Income Taxes - Schedule of the Movement of Valuation Allowance (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of the Movement of Valuation Allowance [Abstract]
Balance at beginning of the year	¥ 24,156,986	¥ 1,436,620
Disposal of a subsidiary		(389,311)
Additions	6,240,696	23,533,326
Decrease	(434,966)	(423,649)
Balance at end of the year	¥ 29,962,716	¥ 24,156,986